Related Party Transactions - Related Party Loans (Details)	1 Months Ended	3 Months Ended	10 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) instrument	Dec. 31, 2021 USD ($) instrument
Related Party Transaction [Line Items]
Amount borrowed	$ 132,920		$ 250,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note		$ 250,000	$ 250,000
Number of promissory notes | instrument		2	2
Amount borrowed		$ 250,000	$ 250,000
Outstanding balance of related party note		$ 0	$ 0